Fair Value Measurement	12 Months Ended
Dec. 31, 2014
Fair Value Measurement

5. Fair Value Measurement

As of December 31, 2013 and December 31, 2014, information about inputs into the fair value measurements of the Company’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Short-term investment
Trading securities investments	$11,341,097	$—	$11,341,097	$—

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Short-term investment
Available-for-sale investments	$14,746,551	—	$14,746,551	$—

Trading securities investments and available-for-sale investment consist of investments in trust products, asset management plans and real estate funds that have stated maturity and normally pay a prospective fixed rate of return. These investments are recorded at fair value on a recurring basis. The fair value is measured using discounted cash flow model based on contractual cash flow and a discount rate of prevailing market yield for products with similar terms as of the measurement date, as such, it is classified within Level 2 measurement.

The Company does not have assets or liabilities reported at fair value on a non-recurring basis during the periods presented.

The Company also has financial instruments that are not reported at fair value on the consolidated balance sheet but whose fair values are required to be disclosed under ASC 825. The Group believes the fair value of its financial instruments: principally cash and cash equivalents, restricted cash, accounts receivable, amount due from related parties, short-term held-to-maturity investments, loans receivable, short-term bank loan and other payables approximate their recorded values due to the short-term nature of the instruments.

The Group’s long-term investments consist of investment in private equity funds and held-to-maturity long-term fixed income products. As of December 31, 2013 and 2014, information about inputs into the fair value measurements of the Company’s long-term financial instruments that are not reported at fair value on balance sheet is as following:

	As of December 31, 2013		Fair Value Measurements at Reporting Date Using
Description	Carrying Value	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Long-term investment – cost method investment:
Investment in private equity funds	$3,197,218	$3,061,319	$—	$—	$3,061,319
Long-term investment – held-to-maturity:
Investment in fixed income products	$10,480,964	$10,774,099	$—	$10,774,099	$—

	As of December 31, 2014		Fair Value Measurements at Reporting Date Using
Description	Carrying Value	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Long-term investment –cost method investment:
Investment in private equity funds products	$2,488,476	$3,470,339	$—	$—	$3,470,339
Investment in other products	$2,224,999	$2,224,999	$—	$—	$2,224,999
Long-term investment – held-to-maturity:
Investment in fixed income products	$483,512	$493,237	$—	$493,237	$—
Investment in other products	$4,673,952	$4,920,793	$—	$4,920,793	$—

For the long-term investment in private equity funds the fair value was determined based on the Group’s equity holding percentage multiplied by the fair value of the underlying funds available from the financial information of the funds. The fair value of the underlying investments in these funds was estimated via a discounted cash flow model, using unobservable inputs mainly including assumptions about expected future cash flows based on information supplied by investees, degree of liquidity in the current credit markets and discount rate, and is thus classified as a Level 3 fair value measurement. The fair value of the equity investment in the private entity is also estimated using discounted cash flow model and is classified as a level 3 fair value measurement.

The fair value of long-term products was estimated using a discounted cash flow model based on contractual cash flows and a discount rate at the prevailing market yield on the measurement date for similar products, and is class classified as a Level 2 fair value measurement.